Fair value measurement	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Fair value measurement

13. Fair value measurement

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

The carrying amounts of the financial assets and financial liabilities approximate their fair values.

The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values as of December 31, 2025 and 2024, due to the short maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis on December 31, 2025 and December 31, 2024:

	SARs (Level 3)
SARs liability, January 1, 2024	₣	17,784,920
Share based compensation		7,248,741
Fair value adjustment		8,159,132
SARs liability, December 31, 2024		33,192,793
Share based compensation		15,795,532
Fair value adjustment		22,761,218
SARs liability, December 31, 2025	₣	71,749,543

	Contingent liability (Level 3)
Contingent liability, January 1, 2024	₣	1,625,167
Fair value adjustment		474,538
Contingent liability, December 31, 2024		2,099,705
Fair value adjustment		799,168
Contingent liability, December 31, 2025	₣	2,898,873

Below are the key assumptions used in valuing the SARs and contingent liability:

	December 31, 2025		December 31, 2024
Stock Price	₣	54.60	₣	36.44
Volatility		-		75%
Risk free rate of return		-		4.2%
Expected term (in years)		-		1.00

There were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2025 and 2024.

As of December 31, 2025, the Company utilized the most recent observable stock purchase price from arm’s-length transactions involving the Company’s common stock to estimate the fair value of its common stock and stock options. Management determined that the latest transaction price represented the best available indicator of fair value as it reflected contemporaneous market participant assumptions and pricing obtained in connection with third-party equity financings.

As of December 31, 2024, the Company utilized a third-party valuation specialist to calculate the fair value of Veraxa’s options and common stock. Veraxa’s options were valued using an intrinsic value calculation where the value of each option was calculated as the fair value of common stock less the exercise price, weighted between a “stay private” scenario and a “DeSPAC” scenario.

The “stay private” scenario was calculated using both an income approach (i. e. discounted cash flow method) and a market approach (i.e. a market roll-forward of the implied (back solved) equity value based on latest third-party financings from August 23, 2024). Some of the more significant assumptions utilized in the discounted cash flow method included projected revenues, probability of commercial success, and the discount rate. The fair value using the discounted cash flow method was determined using an estimated weighted average cost of capital of 25.5% in the “stay-private” scenario, which reflects the risks inherent in future cash flow projections and represents a rate of return that a market participant would expect for this asset. As of December 31, 2025, there was no change to approach for stay private scenario.

The “DeSPAC” scenario was calculated using the DeSPAC term sheet or non-binding letter of interest (“LOI”) dated February 28, 2025, noting that this letter was known or knowable as of December 31, 2024. As of December 31, 2025 the valuation was updated for the DeSPAC signing of the Business Combination and probability of the DeSPAC occurring based off market data.

This fair value measurement was based on significant inputs not observable in the market and thus represent Level 3 fair value measurement.